Finance cost and income (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Finance Costs Included in Income Statement

Finance costs included in the income statement are as follows:

For the six-month period ended 30 June Million US dollar	2019	2018 restated
Interest expense	(2 110)	(2 126)
Capitalization of borrowing costs	12	17
Net interest on net defined liabilities	(48)	(48)
Accretion expense	(290)	(239)
Net foreign exchange losses (net of the effect of foreign exchange derivative instruments)	(48)	(83)
Net losses on hedging instruments that are not part of a hedge accounting relationship	(112)	(237)
Mark-to-market losses on derivatives related to the hedging of share-based payment programs	—	(258)
Tax on financial transactions	(33)	(69)
Other financial costs, including bank fees	(82)	(59)

	(2 711)	(3 102)
Exceptional finance cost	(81)	(494)

Finance costs	(2 792)	(3 596)

Summary of Finance Income Included in Income Statement

Finance income included in the income statement is as follows:

For the six-month period ended 30 June Million US dollar	2019	2018
Interest income	152	155
Mark-to-market gains on derivatives related to the hedging of share-based payment programs	1 124	—
Net gains from hedge ineffectiveness	8	—
Hyperinflation monetary adjustments	48	—
Other financial income	14	69

	1 346	224
Exceptional finance income	1 247	—

Finance income	2 593	224